Income taxes - Summary of Composition of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income taxes
Current income tax expense	¥ (104)	$ (14)	¥ (3)	¥ (26)
Deferred tax benefit/(expense)	(6)	(1)	1,889	481
Total income tax benefit/(expense)	¥ (110)	$ (15)	¥ 1,886	¥ 455